UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, IL 60062

(Address of principal executive offices) (Zip code)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, IL 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2010 – June 30, 2011

Item 1.  Proxy Voting Record.

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2011 and with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

Exhibit A

PROXY VOTING RECORD

Issuer: American Express Company

Ticker Symbol:	AXP	CUSIP:	025816109

Meeting Date:	05/02/2011	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:
1)      D.F. Akerson
2)      C. Barshefsky
3)      U.M. Burns
4)      K.I. Chenault
5)      P. Chernin
6)      T.J. Leonsis
7)      J. Leschly
8)      R.C. Levin
9)      R.A. McGinn
10)   E.D. Miller
11)   S.S. Reinemund
12)   R.D. Walter
13)   R.A. Williams

		For	For	Management

2	Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2011	For	For	Management

3	Advisory vote on executive compensation	For	For	Management

4	Advisory vote on frequency of advisory executive compensation vote	1 Year	1 Year	Management

5	Cumulative voting for directors	Against	Against	Shareholder

6	Calling of special shareholder meetings	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Becton, Dickinson and Company

Ticker Symbol:	BDX	CUSIP:	075887109

Meeting Date:	02/01/2011	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:
1)      Basil L. Anderson
2)      Henry P. Becton, Jr.
3)      Edward F. Degraan
4)      C.M. Fraser-Liggett
5)      Christopher Jones
6)      Marshall O. Larsen
7)      Edward J. Ludwig
8)      Adel A.F. Mahmoud
9)      Gary A. Mecklenburg
10)   Cathy E. Minehan
11)   James F. Orr
12)   Willard J. Overlock, Jr.
13)   Bertram L. Scott
14)   Alfred Sommer

		For	For	Management

2	Ratification of selection of independent registered public accounting firm	For	For	Management

3	Advisory vote on the approval of executive compensation	For	For	Management

4	Advisory vote on the frequency of executive compensation advisory votes	None	No Vote	Management

5	Special shareholder meetings	Against	Against	Shareholder

6	Cumulative voting	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Chevron Corporation

Ticker Symbol:	CVX	CUSIP:	166764100

Meeting Date:	05/25/2011	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors: 1) L.F. Deily 2) R.E. Denham 3) R.J. Eaton 4) C. Hagel 5) E. Hernandez 6) G.L. Kirkland 7) D.B. Rice 8) K.W. Sharer 9) C.R. Shoemate 10) J.G. Stumpf 11) R.D. Sugar 12) C. Ware 13) J.S.Watson	For	For	Management

2	Ratification of independent registered public accounting firm	For	For	Management

3	Advisory vote on named executive officer compensation	For	For	Management

4	Advisory vote on the frequency of future advisory votes on named executive officer compensation	1 Year	1 Year	Management

5	Independent director with environmental expertise	Against	Against	Shareholder

6	Human Rights Committee	Against	Against	Shareholder

7	Sustainability metric for executive compensation	Against	Against	Shareholder

8	Guidelines for country selection	Against	Against	Shareholder

9	Financial risks from climate change	Against	Against	Shareholder

10	Hydraulic fracturing	Against	Against	Shareholder

11	Offshore oil wells	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Cisco Systems, Inc.

Ticker Symbol:	CSCO	CUSIP:	17275R102

Meeting Date:	11/18/2010	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:
1)      Carol A. Bartz
2)      M. Michele Burns
3)      Michael D. Capellas
4)      Larry R. Carter
5)      John T. Chambers
6)      Brian L. Halla
7)      Dr. John L. Hennessy
8)      Richard M. Kovacevich
9)      Roderick C. McGeary
10)   Michael K. Powell
11)   Arun Sarin
12)   Steven M. West
13)   Jerry Yang

		For	For	Management

2	Approve a non-binding advisory resolution regarding executive compensation	For	For	Management

3	Ratify the appointment of PricewaterhouseCoopers LLP as Cisco’s independent registered public accounting firm for the fiscal year ending July 31, 2011	For	For	Management

4	Amend Cisco’s Bylaws to establish a board committee on environmental sustainability	Against	Against	Shareholder

5

Publish a report to shareholders within six months providing a summarized listing and assessment of concrete steps Cisco
could reasonably take to reduce the likelihood that its business practices might enable or encourage the violation of human
rights, as set forth in the accompanying proxy statement

		Against	Against	Shareholder

6

Adopt and implement a policy restricting certain sales in
China, adopt a related oversight and compliance system with
respect to human rights impacts and provide public disclosure of Cisco’s sales to China and certain other governments, as set forth in the accompanying proxy statement

		Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Davita Inc.

Ticker Symbol:	DVA	CUSIP:	23918K108

Meeting Date:	06/06/2011	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:
1)      Pamela M. Arway
2)      Charles G. Berg
3)      Willard W. Brittain, Jr.
4)      Carol Anthony (“John”) Davidson
5)      Paul J. Diaz
6)      Peter T. Grauer
7)      John M. Nehra
8)      William L. Roper
9)      Kent J. Thiry
10)   Roger J. Valine

		For	For	Management

2	Approval of 2011 Incentive Award Plan	For	For	Management

3	Ratification of the appointment of KPMG LLP as independent registered public accounting firm for fiscal year 2011	For	For	Management

4	Advisory vote on executive compensation	For	For	Management

5	Advisory vote on the frequency of future advisory votes on executive compensation	For	For	Management

6	Shareholder action by written consent	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Dominion Resources, Inc.

Ticker Symbol:	D	CUSIP:	25746U109

Meeting Date:	05/12/2011	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:
1)      William P. Barr
2)      Peter W. Brown
3)      George A. Davidson, Jr.
4)      Helen E. Dragas
5)      Thomas F. Farrell, II
6)      John W. Harris
7)      Robert S. Jepson, Jr.
8)      Mark J. Kington
9)      Margaret A. McKenna
10)   Frank S. Royal
11)   Robert H. Spilman, Jr.
12)   David A. Wollard

		For	For	Management

2	Ratification of appointment of the independent auditors for 2011	For	For	Management

3	Advisory vote on executive compensation (“Say On Pay”)	For	For	Management

4	Advisory vote on the frequency of the Say On Pay vote	1 Year	1 Year	Management

5	Report related to use of mountaintop removal coal mining	Against	Against	Shareholder

6	20% renewable electricity energy generation by 2024	Against	Against	Shareholder

7	Report on financial risks of continued reliance on coal	Against	Against	Shareholder

8	New nuclear construction	Against	Against	Shareholder

9	Policy for independent chairman of the board	Against	Against	Shareholder

10	Shareholder action by written consent	Against	Against	Shareholder

11	Executive supplemental retirement benefits	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Emerson Electric Co.

Ticker Symbol:	EMR	CUSIP:	291011104

Meeting Date:	02/01/2011	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors: 1) D.N. Farr 2) H. Green 3) C.A. Peters 4) J.W. Prueher 5) R.L. Ridgway	For	For	Management

2	Re-approval of the performance measures under the Emerson Electric Co. 2006 Incentive Shares Plan	For	For	Management

3	Approval of the Emerson Electric Co. 2011 Stock Option Plan	For	For	Management

4	Ratification of KPMG LLP as independent registered public accounting firm	For	For	Management

5	Approval, by non-binding advisory vote, of Emerson Electric Co. executive compensation	For	For	Management

6	Advisory vote on the frequency of executive compensation advisory votes	3 Years	2 Years	Management

7	Approval of the shareholder proposal requesting the issuance of a sustainability report as described in the proxy statement	Against	For	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Exxon Mobil Corporation

Ticker Symbol:	XOM	CUSIP:	30231G102

Meeting Date:	05/25/2011	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors: 1) M.J. Boskin 2) P. Brabeck-Letmathe 3) L.R. Faulkner 4) J.S. Fishman 5) K.C. Frazier 6) W.W. George 7) M.C. Nelson 8) S.J. Palmisano 9) S.S. Reinemund 10) R.W. Tillerson 11) E.E. Whitacre, Jr.	For	For	Management

2	Ratification of independent auditors	For	For	Management

3	Advisory vote on executive compensation	For	For	Management

4	Frequency of advisory vote on executive compensation	3 Years	1 Year	Management

5	Independent chairman	Against	Against	Shareholder

6	Report on political contributions	Against	Against	Shareholder

7	Amendment of EEO Policy	Against	Against	Shareholder

8	Policy on water	Against	Against	Shareholder

9	Report on Canadian oil sands	Against	Against	Shareholder

10	Report on natural gas production	Against	Against	Shareholder

11	Report on energy technology	Against	Against	Shareholder

12	Greenhouse gas emissions goals	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: General Electric Company

Ticker Symbol:	GE	CUSIP:	369604103

Meeting Date:	04/27/2011	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:
1)      W. Geoffrey Beattie
2)      James I. Cash, Jr.
3)      Ann M. Fudge
4)      Susan Hockfield
5)      Jeffrey R. Immelt
6)      Andrea Jung
7)      Alan G. (A.G.) Lafley
8)      Robert W. Lane
9)      Ralph S. Larsen
10)   Rochelle B. Lazarus
11)   James J. Mulva
12)   Sam Nunn
13)   Roger S. Penske
14)   Robert J. Swieringa
15)   James S. Tisch
16)   Douglas A. Warner, III

		For	For	Management

2	Ratification of KPMG	For	For	Management

3	Advisory resolution on executive compensation	For	For	Management

4	Advisory vote on the frequency of future advisory votes on executive compensation	1 Year	1 Year	Management

5	Cumulative Voting	Against	Against	Shareholder

6	Future stock options	Against	Against	Shareholder

7	Withdraw stock options granted to executives	Against	Against	Shareholder

8	Climate change risk disclosure	Against	Against	Shareholder

9	Transparency in animal research	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Intel Corporation

Ticker Symbol:	INTC	CUSIP:	458140100

Meeting Date:	05/19/2011	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors: 1) Charlene Barshefsky 2) Susan L. Decker 3) John H. Donahoe 4) Reed E. Hundt 5) Paul S. Otellini 6) James D. Plummer 7) David S. Pottruck 8) Jane E. Shaw 9) Frank D. Yeary 10) David B. Yoffie	For	For	Management

2	Ratification of selection of Ernst & Young LLP as independent registered public accounting firm for the current year	For	For	Management

3	Amendment and extension of the 2006 Equity Incentive Plan	For	For	Management

4	Amendment and extension of the 2006 Stock Purchase Plan	For	For	Management

5	Advisory vote on executive compensation	For	For	Management

6	Advisory note on the frequency of holding future advisory votes on executive compensation	None	No Vote	Management

Exhibit A

PROXY VOTING RECORD

Issuer: Johnson & Johnson

Ticker Symbol:	JNJ	CUSIP:	478160104

Meeting Date:	04/28/2011	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:
1)      Mary Sue Coleman
2)      James G. Cullen
3)      Ian E.L. Davis
4)      Michael M. E. Johns
5)      Susan L. Lindquist
6)      Anne M. Mulcahy
7)      Leo F. Mullin
8)      William D. Perez
9)      Charles Prince
10)   David Satcher
11)   William C. Weldon

		For	For	Management

2	Ratification of appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2011	For	For	Management

3	Advisory vote on named executive officer compensation	For	For	Management

4	Advisory vote on frequency of advisory vote on named executive officer compensation	1 Year	1 Year	Management

5	Pharmaceutical price restraint	Against	Against	Shareholder

6	Amendment to Company’s Equal Employment Opportunity Policy	Against	Against	Shareholder

7	Adopting non-animal methods for training	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Microsoft Corporation

Ticker Symbol:	MSFT	CUSIP:	594918104

Meeting Date:	11/16/2010	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors: 1) Steven A. Ballmer 2) Dina Dublon 3) William H. Gates, III 4) Raymond V. Gilmartin 5) Reed Hastings 6) Maria M. Klawe 7) David F. Marquardt 8) Charles H. Noski 9) Helmut Panke	For	For	Management

2	Ratification of the selection of Deloitte & Touche LLP as the Company’s independent auditor	For	For	Management

3	Establishment of board committee on environmental sustainability	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Pepsico, Inc.

Ticker Symbol:	PEP	CUSIP:	713448108

Meeting Date:	05/04/2011	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1	Directors: 1) S.L. Brown 2) I.M. Cook 3) D. Dublon 4) V.J. Dzau 5) R.L. Hunt 6) A. Ibarguen 7) A.C. Martinez 8) I.K. Nooyi 9) S.P. Rockefeller 10) J.J. Schiro 11) L.G. Trotter 12) D. Vasella	For	For	Management

2	Approval, by non-binding vote, of executive compensation	For	For	Management

3	Recommend, by non-binding vote, the frequency of executive compensation votes	For	For	Management

4	Approval of independent registered public accountants for fiscal year 2011	For	For	Management

5	Approval of Amendment to Articles of Incorporation to implement majority voting for directors in uncontested elections	For	For	Management

6	Right to call special shareholder meetings	Against	Against	Shareholder

7	Political Contributions Report	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Stryker Corporation

Ticker Symbol:	SYK	CUSIP:	863667101

Meeting Date:	04/26/2011	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:
1)      Howard E. Cox, Jr.
2)      Srikant M. Datar, PH.D.
3)      Roch Doliveux, DVM
4)      Louise L. Francesconi
5)      Allan C. Golston
6)      Howard L. Lance
7)      Stephen P. MacMillan
8)      William U. Parfet
9)      Ronda E. Stryker

		For	For	Management

2	Ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for 2011	For	For	Management

3	Approval of the 2011 Long-Term Incentive Plan	For	For	Management

4	Approval of the 2011 Performance Incentive Award Plan	For	For	Management

5	Approval, in an advisory vote, of the Company’s executive compensation	For	For	Management

6	Recommendation, in an advisory vote, of the frequency of future advisory votes on executive compensation	1 Year	1 Year	Management

7	Shareholder proposal, if properly presented at the meeting	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: The Proctor & Gamble Company

Ticker Symbol:	PG	CUSIP:	742718109

Meeting Date:	10/2/2010	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:
1)      Angela F. Braly
2)      Kenneth I. Chenault
3)      Scott D. Cook
4)      Rajat K. Gupta
5)      Robert A. McDonald
6)      W. James McNerney, Jr.
7)      Johnathan A. Rodgers
8)      Mary A. Wilderotter
9)      Patricia A. Woertz
10)   Ernesto Zedillo

		For	For	Management

2	Ratify appointment of the independent registered public accounting firm	For	For	Management

3	Cumulative voting	Against	Against	Shareholder

Exhibit A

PROXY VOTING RECORD

Issuer: Wal-Mart Stores, Inc.

Ticker Symbol:	WMT	CUSIP:	931142103

Meeting Date:	06/03/2011	Meeting Type:	Annual

No.	Proposal	Mgt. Rec.	Vote Cast	Sponsor

1

Directors:
1)      Aida M. Alvarez
2)      James W. Breyer
3)      M. Michele Burns
4)      James I. Cash, Jr.
5)      Roger C. Corbett
6)      Douglas N. Daft
7)      Michael T. Duke
8)      Gregory B. Penner
9)      Steven S. Reinemund
10)   H. Lee Scott, Jr.
11)   Arne M. Sorenson
12)   Jim C. Walton
13)   S. Robson Walton
14)   Christopher J. Williams
15)   Linda S. Wolf

		For	For	Management

2	Ratification of Ernst & Young LLP as independent accountants	For	For	Management

3	Advisory vote on executive compensation	For	For	Management

4	Advisory vote on the frequency of future advisory votes on executive compensation	For	For	Management

5	Gender Identity Non-Discrimination Policy	Against	Against	Shareholder

6	Political Contributions Report	Against	Against	Shareholder

7	Special shareowner meetings	Against	Against	Shareholder

8	Require supplier(s) to publish an annual sustainability report	Against	Against	Shareholder

9	Climate change risk disclosure	Against	Against	Shareholder

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company

Separate Account B

By:	/s/ David G. Fussell
David G. Fussell, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer
and Chief Financial Officer

Date: August 31, 2011